Income From Reinsurance Ceded - Summary of Income From Reinsurance Ceded (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income From Reinsurance Ceded [abstract]
Recovered claims and benefits	€ 3,363	€ 3,250	€ 3,367
Change in technical provisions	761	310	1
Commissions	163	406	218
Amortization Charges	2	0	0
Total	€ 4,289	€ 3,965	€ 3,586